Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term	$ 862,975	$ 765,345
Total deposits	1,644,573	1,515,616
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	237,591	228,282
Notice	59,305	56,988
Term	241,722	244,470
Total deposits	538,618	529,740
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	448,856	431,239
Notice	22,615	20,274
Term	555,448	494,801
Total deposits	1,026,919	946,314
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	13,231	13,488
Term	65,805	26,074
Total deposits	79,036	39,562
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	699,678	673,009
Notice	81,920	77,262
Term	862,975	765,345
Total deposits	1,644,573	1,515,616
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	169,137	158,771
Notice	10,162	9,469
Term	382	292
Total deposits	179,681	168,532
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	411,977	392,120
Notice	18,382	16,417
Term	580,173	591,636
Total deposits	1,010,532	1,000,173
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	37,962	38,009
Total deposits	37,962	38,009
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	59,153	63,745
Notice	52,563	50,497
Term	122,228	73,147
Total deposits	233,944	187,389
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	4	5
Total deposits	4	5
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,587	6,354
Notice	667	742
Term	120,921	76,972
Total deposits	128,175	84,068
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,673	8,133
Total deposits	8,673	8,133
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,185	5,872
Notice	146	137
Term	39,271	23,298
Total deposits	$ 45,602	$ 29,307